Leases (Details) - Ambulnz, Inc. [Member] - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 19, 2019	Jan. 19, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) [Line Items]
Estimated borrowing rate	6.00%	6.00%
Operating lease expense			$ 446,564	$ 425,117		$ 937,939	$ 797,168	$ 1,828,356	$ 1,347,184
Operating lease payment								1,828,356
Financing lease payments					$ 2,122,550
Finance lease agreement with liability						8,516,247	7,373,664	7,373,664	8,825,707
Accumulated depreciation			5,538,774	4,181,317	$ 4,181,317	5,538,774	4,181,317	4,181,317	2,054,966
Depreciation expenses			710,645	530,725		1,357,457	1,055,311	$ 2,126,351	$ 1,279,090
Expiring Date								2026
Undiscounted Cash Flows [Member]
Leases (Details) [Line Items]
Operating lease expense			446,564	$ 425,117		937,939	$ 797,168
Operating lease payment			446,564			937,939
Financing lease payments			$ 652,891			$ 1,254,392